CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,476)	$ (5,837)
Items not affecting cash:
Depletion	2,509	2,389
Interest and accretion expense	1,977	1,169
Finance charges	339	206
Share-based payments	2,632	2,255
Gain on sales of mineral claims	0	(5,093)
Share of net income of Silverback	(113)	(75)
Mark-to-market gain on derivative royalty asset	0	(684)
Mark-to-market gain on derivative loan liabilities	(493)	(673)
Loss on modification of loan payable	0	1,658
Royalty interest impairment	0	2,355
Income tax expense	52	1,361
Unrealized foreign exchange loss (gain)	(671)	485
Other	(25)	(136)
Total items not affecting cash before changes in non-cash working capital items	731	(620)
Payments received from derivative royalty asset	806	2,715
Income taxes paid	(409)	(825)
Changes in non-cash working capital items:
Accounts receivable	(511)	(262)
Prepaid expenses and other	21	854
Trade and other payables	(3,211)	(1,344)
Net cash provided by (used in) operating activities	(2,573)	518
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of royalty and stream interests	(2,199)	(8,777)
Dividends received from Silverback	249	220
Sale of mineral claims	0	4,972
Net cash used in investing activities	(1,950)	(3,585)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement	719	0
Proceeds from Beedie subscription	0	11,113
Proceeds from exercise of stock options	156	442
Proceeds from ATM, net of share issue costs	0	4,142
Dividends paid	0	(1,195)
Interest paid	(58)	(809)
Finance charges paid	(339)	(864)
Net cash provided by financing activities	478	12,829
Effect of exchange rate changes on cash and cash equivalents	(345)	(210)
Changes in cash and cash equivalents during period	(4,390)	9,552
Cash and cash equivalents, beginning of period	14,107	4,555
Cash and cash equivalents, end of period	$ 9,717	$ 14,107